Cover	Jun. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	0-20293
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Central Index Key	0000883948
Entity Tax Identification Number	54-1598552
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	1051 East Cary Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false